Loans - Summary of Carrying Amount of Loans Based on Internal Risk Rating Grades (Parenthetical) (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2020	Oct. 31, 2019
Disclosure of internal credit grades [line items]
ECL allowance	$ 22	$ 23
Residential mortgages	221,165	208,652
Business and government loans	135,546	125,798
Customers' liability under acceptances	9,606	9,167
Expected credit loss allowance on debt securities classified at amortized cost	16	2
Business and government [member]
Disclosure of internal credit grades [line items]
Customers' liability under acceptances	9,606	9,167
Stage 3 [member] | Financial assets at amortised cost, class [member]
Disclosure of internal credit grades [line items]
Expected credit loss allowance on debt securities classified at amortized cost	$ 14	$ 0
Stage 3 [member] | Financial instruments credit-impaired [member]
Disclosure of internal credit grades [line items]
Percentage of impaired loans either fully or partially collateralized	93.00%	90.00%
Residential mortgages	$ 809	$ 751
Stage 3 [member] | Financial instruments credit-impaired [member] | Other assets [member]
Disclosure of internal credit grades [line items]
Foreclosed assets	23	25
Financial assets at fair value through net income [member]
Disclosure of internal credit grades [line items]
Residential mortgages	63	60
Business and government loans	$ 23,291	$ 21,182